Note 10 - Issued Capital	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of issued capital [text block]

10. ISSUED CAPITAL

		Years Ended June 30,
	Notes	2026	2025	2024

(a) Issued Capital
217,508,862 (2025: 9,127,370,686) fully paid ordinary shares	10(b)	282,513,370	262,949,462	223,152,985
Nil (2025: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		282,513,370	262,949,462	223,152,985

See 10. (b) for details of consolidation of shares.

(b) Movements in Issued Shares

	June 30,
	2026		2025		2024
	No. of shares	A$	No. of shares	A$	No. of shares	A$
Beginning of the year	9,127,370,686	262,949,462	5,245,115,318	223,152,985	2,439,897,618	213,971,323

Movement during the year	(8,909,861,824)	19,563,908	3,882,255,368	39,796,477	2,805,217,700	9,181,662

End of the year	217,508,862	282,513,370	9,127,370,686	262,949,462	5,245,115,318	223,152,985

Details of share issuances are as follows:

				Issue
Date	Details	Notes	Number	Price	$
Year end June 30, 2023			33,023,040		184,262
November 29, 2023	Issue of shares under ATM Facility		362,462,762	0.0035	1,268,620
January 8, 2024	Issue of shares under ATM Facility		1,008,965,805	0.0035	3,531,380
February 2, 2024	Issue of shares under ATM Facility		571,428,556	0.0035	2,000,000
March 4, 2024	Issue of shares under ATM Facility		855,263,158	0.0038	3,250,000
April 22, 2024	Issue of shares under options exercised		7,097,419	0.0070	49,682
June 30, 2024	Security issuance costs		-		(918,020)
Year end June 30, 2024			2,805,217,700		9,181,662
July 18, 2024	Issue of shares under ATM Facility		75,220,800	0.0054	398,645
January 22, 2025	Issue of shares under options exercised		95,238	0.0100	952
January 30, 2025	Issue of shares under options exercised		6,333,333	0.0040	48,873
February 3, 2025	Issue of shares under ATM Facility		164,242,200	0.0129	2,122,173
February 17, 2025	Issue of Placement shares		1,165,841,830	0.0110	12,824,260
March 14, 2025	Issue of shares under options exercised		161	0.0100	2
April 4, 2025	Issue of Placement shares		2,470,521,806	0.0110	27,175,740
June 30, 2025	Security issuance costs		-		(2,774,168)
Year end June 30, 2025			3,882,255,368		39,796,477
July 16, 2025	Issue of shares under options exercised		95,238	0.0100	952
July 17, 2025	Issue of shares under options exercised		79,999,800	0.0045	362,099
August 22, 2025	Issue of shares under options exercised		1,283,942	0.0100	12,839
September 15, 2025	Issue of Placement shares		1,666,666,663	0.0120	20,000,000
December 31, 2025	Reconciliation of options reserve		-		296,268
June 15, 2026 (1)	Consolidation		(10,657,907,467)		-
June 30, 2025	Security issuance costs		-		(1,108,250)
Year end June 30, 2026			(8,909,861,824)		19,563,908

(1) On May 29, 2026, the company held an extraordinary general meeting to effect a consolidation of issued capital of 50 ordinary shares into one ordinary share, and 50 options into one option. Each 50 pre-split shares or options outstanding automatically combined and converted to one issued and outstanding ordinary share or option without any action on the part of the shareholders. No fractional shares or options were issued in connection with the Consolidation. All fractional shares or options were rounded up to the whole number of shares or options. As a result of this, the ratio of the company's ADRs was adjusted from 600 shares per ADR to 12 shares per ADR at the same time.

(c) Terms and Conditions of Issued Capital

Ordinary shares

Ordinary shares have the right to receive dividends as declared and, in the event of a winding up of the Group, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held. Ordinary shares entitle their holder to vote, either in person or by proxy, at a meeting of the Group’s shareholders.

Options

Option holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Group’s shareholders. Options may be exercised at any time from the date they vest to the date of their expiration. Share options convert into ordinary shares on a one for one basis on the date they are exercised.

(d) Shares Issued after Reporting Date

Since June 30, 2026, 991,558 ordinary shares were issued as a result of the exercise of options by other holders.